Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Summary of Revenue
The following table presents the disaggregation of revenue from contracts with the customers:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Revenues - Products
Air mobility solutions	—	2,122	85,222	12,241
Smart city management solutions	1,229	30,455	4,441	638
Aerial media solutions	—	—	469	68
Others	12,269	1,648	711	102

Subtotal-Products	13,498	34,225	90,843	13,049

Revenues - Services
Aerial media solutions	18,197	31,275	30,277	4,348
Air mobility solutions	—	987	694	100

Subtotal-Services	18,197	32,262	30,971	4,448

Total Revenues	31,695	66,487	121,814	17,497